Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of revenue disaggregation

	For the year ended,	For the year ended,	For the year ended,
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
	Total	Total	Total
Revenues from prepaid credit packages	1,464,192	2,048,014	2,179,266
—credits for lessons taught by foreign teachers	1,360,188	1,861,465	2,012,436
—credits for All-round Proficiency small group lessons	—	—	33,693
—credits for learning materials	101,248	166,294	101,806
— physical textbook	2,756	20,255	20,886
—point exchange	—	—	10,445
Revenues from prepaid membership packages	14,301	6,081	2,203
Total revenues	1,478,493	2,054,095	2,181,469

	For the year ended,	For the year ended,	For the year ended,
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
	Total	Total	Total
Gross basis	1,478,493	2,054,095	2,171,024
Net basis	—	—	10,445
Total revenues	1,478,493	2,054,095	2,181,469

Schedule of contract liability

	As of
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Contract liability	2,029,872	2,529,915	1,466,433
Future output VAT associated with contract liability	121,887	151,795	87,986
Refund liability	24,255	35,407	195,453
Deposits from students	10,577	3,929	1,471
Advances from students	2,186,591	2,721,046	1,751,343

Schedule of share-based compensation

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Sales and marketing expenses	(2,951)	(8,835)	(6,186)	(971)
Product development expenses	(3,472)	(4,477)	(4,434)	(696)
General and administrative expenses	(10,309)	(13,422)	(16,430)	(2,578)
Total	(16,732)	(26,734)	(27,050)	(4,245)